Fixed assets (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Schedule of Fixed Assets
The following table summarizes the range of useful lives assigned to fixed assets, by asset class:

Useful lives:
Leasehold improvements	Shorter of the lease term or useful life of the asset
Furniture and equipment	Five years
Computer equipment	Three years
Acquired software	Three to eight years
Internally developed software	Five years
Fixed assets consist of the following:

	December 31,
	2021	2020
Internally developed software	$41,189	$17,343
Furniture and equipment	7,046	7,948
Acquired software	3,829	3,827
Leasehold improvements	3,542	3,264
Computer equipment	8,148	3,092
Construction in process	1,742	—
Total fixed assets, gross	$65,496	$35,474
Accumulated depreciation and amortization	(19,543)	(13,813)
Total fixed assets, net	$45,953	$21,661
Within each respective period, internally developed software and acquired software consist of the following:

	Year ended December 31
	2021	2020
Internally developed software	$23,846	$13,082
Accumulated amortization	(5,528)	(1,888)
Internally developed software, net	$18,318	$11,194

Acquired software	2	1,470
Accumulated amortization	(63)	(17)
Acquired software, net	$(61)	$1,453

Schedule of Net Gains and Losses on Sales of Fixed Assets
The following table reflects the composition of net gains or losses for the sales of fixed assets for each of the years shown below:

	Year ended December 31,
	2021	2020	2019
Gains (losses):
Fixed assets:
Gains	$59	$259	$—
Losses	(49)	(128)	(71)
Total net gains (losses)	$10	$131	$(71)